INCOME TAXES - Income tax expenses (benefits) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense			$ 352,073
Deferred income tax expense (benefit)	$ 108,638	$ (18,528)	(46,031)
Income tax expense (benefit)	$ 108,638	$ (18,528)	$ 306,042